Consolidated Statements of Financial Position - USD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Current
Cash	$ 12,330	$ 6,059
At-the-market offering proceeds receivable	0	213
Amounts receivable	382	263
Prepaid expenses	52	71
Total current assets	12,764	6,606
Performance bonds and other assets	190	170
Mineral properties and exploration and evaluation assets	40,373	43,953
Property, plant and equipment	352	470
Total assets	53,679	51,199
Current
Accounts payable and accrued liabilities	1,121	2,463
Loan payable	0	9,088
Convertible notes	0	18,716
Total current liabilities	1,121	30,267
Asset retirement obligation	95	106
Share based liabilities	864	1,223
Lease liability	44	130
Total liabilities	2,124	31,726
SHAREHOLDERS' EQUITY
Share capital	934,976	890,783
Contributed surplus	32,077	30,102
Accumulated other comprehensive loss	(166,155)	(159,226)
Deficit	(768,397)	(759,771)
Total shareholders' equity attributable to shareholders of Platinum Group Metals Ltd.	32,501	1,888
Non-controlling interest	19,054	17,585
Total shareholders' equity	51,555	19,473
Total liabilities and shareholders' equity	$ 53,679	$ 51,199